Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Long-term debt
Senior	SFr 169,578	SFr 153,372
Subordinated	23,245	23,896
Non-recourse liabilities from consolidated VIEs	1,780	14,826
Long-term debt	194,603	192,094
of which reported at fair value	73,070	80,002
Structured notes
Long-term debt
Long-term debt	SFr 60,446	SFr 54,848